AB Intermediate Municipal Portfolios [Member] Expense Example - AB Intermediate Municipal Portfolios [Member] - S000011055 [Member]	Sep. 30, 2025 USD ($)
AB Intermediate Diversified Municipal Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 491
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,224
AB Intermediate Diversified Municipal Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245	[1]
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,497
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
AB Intermediate Diversified Municipal Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.